SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646